Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member] USD ($)	Preferred Stock [Member]	Common Stock Warrants [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2008	$ 41		$ 556	$ 44,193	$ 38,954	$ (6,495)	$ 1,035	$ 78,284
Balance, shares at Dec. 31, 2008	3,585,049	18,400
Net income					1,975			1,975
Restricted stock awards, shares	9,571
Net change in unrealized gains (losses) on securities available for sale, net of taxes							1,762	1,762
Net change in unrealized gain (losses) on derivatives, net of taxes							351	351
Preferred stock dividend					(851)			(851)
Common stock dividends					(1,723)			(1,723)
Compensation expense, restricted stock awards				151				151
Accretion of preferred stock discount				111	(111)
Balance at Dec. 31, 2009	41		556	44,455	38,244	(6,495)	3,148	79,949
Balance, shares at Dec. 31, 2009	3,594,620	18,400
Net income					6,516			6,516
Restricted stock awards, shares	9,751
Net change in unrealized gains (losses) on securities available for sale, net of taxes							(1,882)	(1,882)
Net change in unrealized gain (losses) on derivatives, net of taxes							(293)	(293)
Preferred stock dividend					(920)			(920)
Common stock issuance, net including treasury stock	35			28,917		1,419		30,371
Common stock issuance, net including treasury stock, shares	3,583,334
Exercise of options, net, shares	3,800
Stock dividend to common stockholders'	1			1,303	(1,304)
Stock dividend to common stockholders', shares	143,458
Cash dividend to common stockholders'					(2,431)			(2,431)
Compensation expense, restricted stock awards				134				134
Accretion of preferred stock discount				111	(111)
Balance at Dec. 31, 2010	77		556	74,920	39,994	(5,076)	973	111,444
Balance, shares at Dec. 31, 2010	7,334,963	18,400
Net income					2,920			2,920
Restricted stock awards	1			(1)
Restricted stock awards, shares	10,972
Net change in unrealized gains (losses) on securities available for sale, net of taxes							6,531	6,531
Net change in unrealized gain (losses) on derivatives, net of taxes							(138)	(138)
Preferred stock dividend					(920)			(920)
Stock dividend to common stockholders'	1			819	(820)
Stock dividend to common stockholders', shares	146,485
Cash dividend to common stockholders'					(1,472)			(1,472)
Compensation expense, restricted stock awards				118				118
Accretion of preferred stock discount				111	(111)
Balance at Dec. 31, 2011	$ 79		$ 556	$ 75,967	$ 39,591	$ (5,076)	$ 7,366	$ 118,483
Balance, shares at Dec. 31, 2011	7,492,420	18,400